Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Registrant's 2020 Inducement Plan
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	5.36
Maximum Aggregate Offering Price	$ 1,876,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 287.22
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Personalis, Inc. (the “Registrant”) that become issuable under the Registrant’s 2020 Inducement Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of the Registrant’s Common Stock.

(2)
Represents additional shares of Common Stock that were added to the Inducement Plan pursuant to an increase approved by the Compensation Committee of the Registrant’s Board of Directors on April 29, 2025.

(3)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $5.36 per share, which is the average of the high and low selling prices of a share of the Registrant’s Common Stock on August 1, 2025, as reported on The Nasdaq Global Market.